INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES [Abstract]
Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes consist of the following, (in thousands):
	December 31
	2021	2020
Provision (benefit) for income taxes
Current
Federal	$—	$—
State	1	—
International	1	—
	$2	$—

U.S. and Foreign Components of Loss from Operations Before Income Taxes
U.S. and foreign components of loss from operations before income taxes were as follows (in thousands):
	December 31
	2021	2020
Loss from operations
U.S.	(4,980)	(1,598)
Foreign	(768)	—
	$(5,748)	$(1,598)

Actual Provision (Benefit) for Income Taxes from Operations Differ from the Federal Expected Income Tax Provision
The Company’s actual provision (benefit) for income taxes from operations differ from the federal expected income tax provision as follows (in thousands):
	December 31, 2021		December 31, 2020
	Amount	Rate	Amount	Rate
U.S. federal income tax provision (benefit) at statutory rate	$(1,207)	21%	$(336)	21%
Increase (decrease) in taxes resulting from:
State income tax expense	1	—	—	—
Foreign income and losses taxed at different rates	(51)	1%	—	—
Change in valuation allowance	1,620	(28)%	401	(25)%
Paycheck protection program forgiveness	(165)	3%	—	—
Non-deductible or non-taxable items	(194)	3%	(65)	4%
Effect of income tax rate changes on deferred items	(2)	—	—	—
Provision (benefit) for income taxes	$2	—	$—	—

Deferred Tax Assets and Liabilities
The tax effects of temporary difference that give rise to a significant portion of deferred tax assets and tax liabilities for the year ended December 31, 2021 and 2020 are as follows (in thousands):

	December 31
	2021	2020
Deferred tax assets:
Accrued expenses and other liabilities	76	42
Property and equipment, net	—	112
Net operating loss	3,402	1,464
Stock-based compensation	132	147
Total gross deferred tax assets	3,610	1,765
Less: valuation allowance	(3,385)	(1,765)
Total deferred tax assets	225	—
Deferred tax liabilities:
Prepaid expenses and other assets	(191)	—
Property and equipment, net	(34)	—
Total deferred tax liabilities	(225)	—
Net deferred income tax asset (liability)	—	—